FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENT
FINANCIAL INSTRUMENT

35. FINANCIAL INSTRUMENTS

a.   Financial assets and financial liabilities

i.    Classification

(a)    Financial assets

	2018	2019
Amortized cost
Cash and cash equivalents	17,435	18,241
Trade and other receivables	9,928	11,272
Contract assets	1,560	944
Other current financial assets	844	483
Other non-current assets	443	290
FVTPL
Equity investments	1,953	1,210
Other long-term investments	709	989
Mutual funds	470	71
Convertible bonds	213	357
Total financial assets	33,555	33,857

(b)  Financial liabilities

	2018	2019
Financial liabilities measured at amortized cost
Trade and other payables	15,214	14,324
Accrued expenses	12,769	12,761
Short-term bank loans	4,043	8,705
Two-step loans	949	736
Bonds and notes	10,481	9,958
Long-term bank loans	23,220	26,601
Obligations under finance leases	3,145	—
Lease liabilities	—	17,217
Other borrowings	2,244	3,740
Other liabilities	261	194
Total financial liabilities	72,326	94,236

ii.    Fair values

The following table presents comparison of the carrying amounts and fair values of the Company's financial instruments, other than those the fair values are considered to approximate their carrying amounts as the impact of discounting is not significant:

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2018	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	470	470	470	—	—
Convertible bonds	213	213	—	—	213
Other long-term investments	709	709	—	—	709
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	949	898	—	—	898
Bonds and notes	10,481	10,894	9,380	—	1,514
Long-term bank loans	23,220	22,796	—	—	22,796
Obligations under finance leases	3,145	3,145	—	—	3,145
Other borrowings	2,244	2,154	—	—	2,154
Other liabilities	261	261	—	—	261
Total	41,692	41,540	9,850	—	31,690

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2019	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Mutual funds	71	71	71	—	—
Convertible bonds	357	357	—	—	357
Other long-term investments	989	989	—	—	989
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	736	759	—	—	759
Bonds and notes	9,958	10,897	9,906	—	991
Long-term bank loans	26,601	26,537	—	—	26,537
Lease liabilities	17,217	17,217	—	—	17,217
Other borrowings	3,740	3,709	—	—	3,709
Other liabilities	194	194	—		194
Total	59,863	60,730	9,977	—	50,753

Gain on fair value recognized in consolidated statements of profit or loss for 2019 amounting to Rp133 billion. There is no movement between fair value hierarchy during 2019.

Reconciliations of the beginning and ending balances for items measured at fair value using significant unobservable inputs (level 3) as of December 31, 2018 and 2019 are as follows:

	2018	2019
Beginning balance	373	922
Gain (loss) recognized in consolidated statement of:
Profit or loss	146	279
Other comprehensive income	—	9
Purchase/addition	438	389
Settlement/deduction	(35)	(253)
Ending balance	922	1,346

Sensitivity Analysis

The following table summarises the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	Backsolve method	Volatility	20% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp10 billion of the Investment value.
		Exit timing	1 - 5.5 years	Increase (decrease) in 1 year exit timing would result in an increase(decrease) Rp15 billion of the Investment value.
	Market approach and liquidation preference	Equity value/revenue multiple	2.5 - 3.5x	Increase in 0.5x of equity value/revenue multiple would result in an increase Rp1 billion of the investment value.
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital (“WACC”)	10.54% - 11.54%	0.50% increase (decrease) in the percentage of WACC would result an increase (decrease) Rp1 billion of the investment value.
		Terminal growth rate	2.50% - 4.50%	1% increase (decrease) in terminal growth rate would result increase (decrease) Rp1 billion of the investment value.
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	4.40% - 17.50%	0.50% increase (decrease) in WACC would result in an increase (decrease) Rp1 billion of the investment value.
		Terminal growth rate	-4.80% - 4.00%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp3 billion of the investment value.
		Revenue achievement	0%	5% increase (decrease) in revenue achievement would result in an increase (decrease) Rp370 million of the investment value.
		Net working capital to revenue	6.00% - 39.00%	1% increase (decrease) in net working capital to revenue would result in an increase (decrease) Rp57 million of the investment value.

Convertible Bonds
Non-listed equity investment - technology	Backsolve method	Volatility	80% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value.
		Exit timing	3 - 5.5 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp1 billion of the Investment value.
	First chicago method	Discount rate	40% - 60%	10% increase (decrease) in discount rate would result in an increase (decrease) Rp278 million of the Investment value.
		Probability of conversion	10% - 30%	10% increase (decrease) in probability of conversion would result in an increase (decrease) Rp136 million of the investment value.
	Last Twelve Months (“LTM”) revenue movement	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp4 billion of the investment value.
	Discount on conversion price	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp18 billion of the Investment value.

iii.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets and financial liabilities (other non-current assets (long-term trade receivables and restricted cash) and liabilities) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(a)  Fair value through profit or loss, previously as available-for-sale investments, primarily consist of stocks, mutual funds, corporate and government bonds, and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique.

The fair value of convertible bonds and subsidiaries' investments (non-listed equity investments) are determined using valuation technique. The valuation requires management to use unobservable inputs in the model, of which the significant unobservable inputs are disclosed in the tables above. The Group regularly assesses a range of reasonably possible alternatives for those significant unobservable inputs and determines their impact on the total fair value.

The fair values of the non-listed equity investments have been estimated using backsolve method, market approach and liquidation preference, first chicago method, LTM revenue movement, discount on conversion price model, or discounted cash flow model. The valuation requires management to make certain assumptions about the model inputs, including volatility, exit timing, equity value/revenue multiple, discount rate, probability of conversion, probability of qualified financing, WACC, terminal growth rate, revenue achievement, or net working capital to revenue. The probabilities of the various estimates within the range can be reasonably assessed and are used in management's estimate of fair value for these non-listed equity investments.

Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date;

(b)  The fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgmental and involve various limitations, including:

a.   Fair values presented do not take into consideration the effect of future currency fluctuations.

b.   Estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

b.   Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk, and interest rate risk), credit risk, and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Corporate Finance unit under policies approved by the Board of Directors. The Corporate Finance unit identifies, evaluates and hedges financial risks.

i.    Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases, and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in U.S. Dollar and Japanese yen. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table present the Group's financial assets and financial liabilities exposure to foreign currency risk:

	2018		2019
	U.S. Dollar	Japanese yen	U.S. Dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	473	8	422	50
Financial liabilities	(391)	(4,656)	(291)	(3,996)
Net exposure	82	(4,648)	131	(3,946)

Sensitivity analysis

A strengthening of the U.S. Dollar and Japanese yen, as indicated below, against the rupiah at December 31, 2019 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2019
U.S. Dollar (1% strengthening)	18
Japanese yen (5% strengthening)	(25)

A weakening of the U.S. Dollar and Japanese yen against the rupiah at December 31, 2019 would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

ii.    Market price risk

The Group is exposed to changes in debt and equity market prices related to financial assets measured at FVTPL carried at fair value. Gains arising from changes in the fair value of financial assets measured at FVTPL are recognized in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s financial assets measured at FVTPL is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2019, management considered the price risk for the Group’s financial assets measured at FVTPL to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

iii.    Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 19 and 20). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2018	2019
Fixed rate borrowings	(21,260)	(38,133)
Variable rate borrowings	(22,822)	(28,824)

Sensitivity analysis for variable rate borrowings

As of December 31, 2019, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp73 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

iv.    Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2018	2019
Cash and cash equivalents	17,435	18,241
Trade and other receivables, net	9,928	11,272
Contract asset	1,560	944
Other current financial assets	1,314	554
Other non-current assets	443	290
Total	30,680	31,301

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection. Credit risk from balances with banks and financial institutions is managed by the Group's Corporate Finance Unit in accordance with the Group's written policy.

Credit risk from balances with banks and financial institutions is managed by the Group’s Corporate Finance Unit in accordance with the Group’s written policy. The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 4.38% of trade receivables as of December 31, 2019.

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognized sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

v.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements.

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Carrying	Contractual					2023 and
	amount	cash flows	2019	2020	2021	2022	thereafter
2018
Trade and other payables	15,214	(15,214)	(15,214)	—	—	—	—
Accrued expenses	12,769	(12,769)	(12,769)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	949	(1,075)	(242)	(232)	(205)	(159)	(237)
Bonds and notes	10,481	(19,050)	(1,562)	(3,436)	(1,231)	(2,817)	(10,004)
Bank loans	27,263	(33,376)	(10,441)	(9,165)	(3,991)	(3,220)	(6,559)
Other borrowings	2,244	(2,905)	(490)	(570)	(533)	(495)	(817)
Obligations under finance leases	3,145	(3,764)	(1,049)	(945)	(781)	(605)	(384)
Other liabilities	261	(306)	(16)	(36)	(36)	(109)	(109)
Total	72,326	(88,459)	(41,783)	(14,384)	(6,777)	(7,405)	(18,110)

	Carrying	Contractual					2024 and
	amount	cash flows	2020	2021	2022	2023	thereafter
2019
Trade and other payables	14,324	(14,324)	(14,324)	—	—	—	—
Accrued expenses	12,761	(12,761)	(12,761)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	736	(804)	(222)	(196)	(154)	(132)	(100)
Bonds and notes	9,958	(17,454)	(3,402)	(1,231)	(2,817)	(507)	(9,497)
Bank loans	35,306	(40,732)	(15,956)	(8,495)	(4,435)	(6,417)	(5,429)
Other borrowings	3,740	(4,534)	(926)	(1,082)	(1,010)	(948)	(568)
Lease liabilities	17,217	(19,502)	(4,752)	(4,247)	(3,529)	(2,636)	(4,338)
Other liabilities	194	(223)	(12)	(52)	(53)	(53)	(53)
Total	94,236	(110,334)	(52,355)	(15,303)	(11,998)	(10,693)	(19,985)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the effective interest rates as of reporting dates.